Earnings Per Share	12 Months Ended
Jun. 30, 2013
Earnings Per Share

NOTE 2 — EARNINGS PER SHARE

Basic earnings per share (“EPS”) is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted EPS is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares include outstanding stock options, stock awards, and shared performance stock awards.

The components of basic and diluted EPS are as follows:

(In millions, except earnings per share)

Year Ended June 30,	2013	2012	2011

Net income available for common shareholders (A)	$21,863	$16,978	$23,150

Weighted average outstanding shares of common stock (B)	8,375	8,396	8,490
Dilutive effect of stock-based awards	95	110	103

Common stock and common stock equivalents (C)	8,470	8,506	8,593

Earnings Per Share

Basic (A/B)	$2.61	$2.02	$2.73
Diluted (A/C)	$2.58	$2.00	$2.69

Anti-dilutive stock-based awards excluded from the calculations of diluted EPS were immaterial during the periods presented.